Right to Use Assets and Lease Liability - Schedule of Lease Liability (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Total	$ 398,342	$ 479,959
Less: short term portion	(122,028)	(110,678)	$ (531,462)
Long term position	276,314	369,281
Right to Use Liability Net - Related Party [Member]
Total	49,466	55,372
Right to Use Liability Net [Member]
Total	42,918	70,901
Right to Use Liability Net [Member]
Total	$ 305,958	$ 353,686